Stockholders' Equity (Details) - Gryphon Digital Mining, Inc. [Member]					1 Months Ended		2 Months Ended	9 Months Ended
	May 12, 2021 USD ($) shares	Mar. 10, 2021 shares	Feb. 02, 2021	Dec. 10, 2020 USD ($) $ / shares shares	Jun. 02, 2021 USD ($) shares	Mar. 26, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 03, 2021 USD ($) shares	May 27, 2021 USD ($) $ / shares shares	May 27, 2021 USN ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 24, 2021 $ / shares shares	Mar. 16, 2021 USD ($) $ / shares shares
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized							13,000,000	13,000,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Designated shares															6,000,000
Undesignated preferred stock								13,000,000
Per share price (in Dollars per share) | $ / shares																$ 2.4
Original issue price (in Dollars per share) | $ / shares															$ 2.4
Cancellation and exchange agreement, shares (in Dollars) | $						$ 4,985,052
Issuance of shares						4,985,052
Cash received				$ 14,000					$ 28,000			$ 1,501,000
Shares of preferred stock							0				248,831	248,831
Cryptocurrency proceeds (in Dollars) | $									5,000		$ 161,000
Shares granted					17,964
Monthly installments					2,994
Shares vested compensation expense					11,976
Compensation expense (in Dollars) | $					$ 110,000
Common stock shares authorized							100,000,000	100,000,000
Common stock par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Common stock shares description			On February 2, 2021, the shareholders owning 9,550,000 shares of the Company’s common stock (the “Original Shareholders”) agreed to contribute an additional $0.002 per share for a total capital contribution of approximately $16,000. Also, the Company repurchased from one of the Original Shareholders 1,000,000 shares of the Company’s common stock and another Original Shareholder purchased an additional 161,250 for $0.004 per share. The capital contribution from the Original Shareholders totaled approximately $35,000 for total shares of 9,711,250. Additionally, the Company agreed to sell 3,892,424 shares of the Company’s common stock, including the 1,000,000 shares repurchased, to the Company’s officers, directors and seed stage advisors. The officers, directors and seed stage advisors (“Investors”) purchased 6,487 shares of the Company’s common stock for total proceeds of approximately $16,000. As of February 2, 2021, the Company determined that the fair market value of a share of common stock was approximately $2.40. Therefore, the cash proceeds from the Investors were below the fair market value for the shares. The additional value was considered, by management, to be compensation to the Investors as they provided services to the Company. The Company recorded compensation expense of $1,671,000 for the shares sold to the seed stage advisors and $7,655,000 for the shares sold to officers and directors.
Shares granted		92,000
Common stock to vest term		24 months
Sale of stock units																5,876,426
Common stock per share of total proceeds (in Dollars per share) | $ / shares																$ 2.4
Total proceeds amount (in Dollars) | $																$ 14,103,000
Cryptocurrency amount (in Dollars) | $																$ 1,213,000
Converted shares																4,985,052
Repurchase shares	300,000
Common stock owned by the director (in Dollars) | $	$ 1,000
Granted common stock shares										1,859,434
Quarterly installments shares										46,486
Compensation expense price (in Dollars) | $										$ 790,000
Issued and vested shares								92,972
Additional paid-in capital services (in Dollars) | $								$ 188,000	$ 250,000
Restricted common stock awards								On December 10, 2020, the Company entered into two separate independent director agreements with two individuals. The individuals will serve as directors of the Company for an initial one-year period. As compensation, each director was granted 75,000 shares of the Company’s common stock to vest over 18 months in four equal installments of 18,750 shares, per director, starting on January 1, 2021. The value of the shares on the issuance date was de minimis. As of September 30, 2021, a total 75,000 shares were vested for each of the two directors. Total compensation expense recognized amounted to $225,000.On February 9, 2021, the Company entered into a consulting agreement with a consultant. As compensation, the Company granted 62,340 shares of common stock amounting to $150,000 as payment for advisory services. The shares shall vest over 24 months at 2,598 shares per month starting February 9, 2021. On May 9, 2021, the Company and the consultant reached an agreement to modify and accelerate the vesting of all unvested shares to date totaling 54,548 restricted common stock awards at $6.68 per share. $131,000 and $233,000 was charged to deferred compensation and additional paid-in capital, respectively, for a total of $364,000 due to the modification.On March 10, 2021, the Company entered into a consulting agreement with a consultant. As compensation, the Company granted 92,000 shares of common stock amounting to $221,000 as payment for advisory services. The shares shall vest over 24 months at 3,833 shares per month starting March 10, 2021. In June 2021, the consultant resigned and retained ownership of the remaining 76,667 unvested restricted common stock awards valued at $2.40 per share. $184,000 was charged to deferred compensation expense at the time of resignation.On March 20, 2021, the Company entered into an agreement with an individual to serve as the Company’s director for 24 months. As compensation, the director was granted 75,000 shares of the Company’s common stock to vest over 18 months in four equal installments of 18,750 shares, starting on April 1, 2021. The first installment of 18,750 shares were issued on April 1, 2021. The value of the shares on the issue date was $2.40 per share. On June 2, 2021, the director resigned and forfeited 56,250 shares of restricted common stock awards. Total compensation expense recognized amounted to $45,000.
Warrants description								The Company issued convertible notes with 956,857 warrants to purchase shares of the Company’s common stock, see Note 5 Convertible Debentures for more information. The warrants were valued using the Black Scholes option pricing model at a total of $8,973,000 based on the three-year term, volatility of 101.5% – 102.5%, a risk-free equivalent yield of 0.33%-0.48%, and stock price ranging from $13.04 to $25.81. The stock price used was calculated based on the share price equivalent of each share of the Company’s common stock based on Sphere 3D’s common stock price in relation to the Merger Agreement, see Note 1 Agreement and Plan Merger for more information. Volatility used was calculated based on the price of a pool of companies that are in the crypto mining industry and are actively traded in the market. The relative fair value of the warrants used in allocating the proceed of the Convertible Debenture amounted to $4,490,000.
Warrants purchased									120,000
Fair value amount (in Dollars) | $								$ 1,036,000
Remaining value (in Dollars) | $				$ 4,000
Penny Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares								$ 0.01
Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized								20,000,000
Preferred stock, par value (in Dollars per share) | $ / shares								$ 0.0001
Undesignated preferred stock							14,000,000
Shares of preferred stock							20,000,000
Par value per share (in Dollars per share) | $ / shares							$ 0.0001
Designated preferred stock							6,000,000
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock shares authorized							100,000,000	100,000,000
Common stock par value (in Dollars per share) | $ / shares				$ 0.002			$ 0.0001	$ 0.0001
Shares issued				9,550,000
Amount received (in Dollars) | $				$ 15,000			$ 4,000
Common stocks per share (in Dollars per share) | $ / shares				$ 0.002
Director agreement, description				On December 10, 2020, the Company entered into two separate independent director agreement with two individuals. The individuals will serve as directors of the Company for an initial one- year period. As compensation, each director was granted 75,000 shares of the Company’s common stock to vest over 18 months in four equal installments of 18,750 shares, per director, starting on January 1, 2021. The first instalment of 18,750 shares were issued, to each director, on January 1, 2021. The value of the shares on the issuance date was deminimis.
Series Seed Shares [Member]
Stockholders' Equity (Details) [Line Items]
Designated shares								6,000,000
Per share price (in Dollars per share) | $ / shares								$ 6.68
Series Seed II Shares [Member]
Stockholders' Equity (Details) [Line Items]
Designated shares								1,000,000
Series Seed II [Member]
Stockholders' Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares								$ 2.4
Seed Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares													$ 2.4	$ 2.4
Issued additional shares													118,815	6,303
Cash received | $													$ 285,000	$ 15,000
Series Seed II Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares											$ 6.68